Compensation Expense for Share-Based Payment Arrangements and Associated Tax Impacts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	$ 73.8	$ 73.9	$ 70.3
Tax Benefits Recognized	27.7	27.7	26.5
Stock and Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	48.0	44.0	36.2
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	18.4	27.4	34.1
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	$ 7.4	$ 2.5